Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 144,530,957	$ 147,332,125
Aguas C C U Nestle Chile S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	29,017,854	28,814,742
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	10,777,965	11,083,795
Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	13,804,349	11,887,306
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	1,470,487	1,424,723
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	43,571,656	43,663,968
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	10,405,846	12,262,838
A V Sa [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	8,883,738	9,274,217
Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	3,610,097	7,054,461
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	21,264,653	17,282,983
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	1,041,031	2,950,600
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 683,281	$ 1,632,492